Share-Based Compensation (Details Textual)			1 Months Ended	12 Months Ended
	Oct. 06, 2015 $ / shares shares	Oct. 06, 2015 TWD / shares shares	Jan. 31, 2011 shares	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) TWD / shares shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2013 USD ($) $ / shares shares	Dec. 31, 2013 TWD / shares shares	Dec. 31, 2012 USD ($) $ / shares shares	Dec. 31, 2012 TWD / shares shares	Dec. 31, 2011 USD ($) $ / shares shares	Dec. 31, 2011 TWD / shares	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Issued During Period, Shares, Restricted Stock Award, Gross							191,994		1,390,280	1,375,726
Nonvested Shares Issued To Employees Description															During 2011, Imaging Cayman granted non-vested shares of Imaging Taiwans ordinary shares to certain employees for their future service, and the employees must pay NT$30 ($1.03) per share.		From September 2007 to December 2010, Himax Imaging Inc. (Imaging Cayman, a consolidated subsidiary) granted non-vested shares of its ordinary shares to certain employees for their future service, and the employees must pay $0.15 or $0.3 (employees hired after March 1, 2009) per share.
Allocated Share-based Compensation Expense | $							$ 10,409,000		$ 6,274,000	$ 11,266,000
Ordinary Price Per Share On Date Of Grant | (per share)															$ 0.72	TWD 21
Excess Tax Deficit from Share-based Compensation | $							$ 142,000
Himax Imaging Ltd [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-Based Compensation Arrangement By Share-Based Payment Award, Equity Instruments Other Than Options, Nonvested, Number			1,939,490
Imaging Cayman [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-Based Compensation Arrangement By Share-Based Payment Award, Equity Instruments Other Than Options, Nonvested, Number			5,346,777
Unvested Ordinary Share Exchange Rate			0.36274
Allocated Share-based Compensation Expense | $										$ 300
Imaging Taiwan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-Based Compensation Arrangement By Share-Based Payment Award, Equity Instruments Other Than Options, Nonvested, Number										0	31,139	31,139
Stock Options 2012 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized													2,000,000	2,000,000
Stock Option Exercise Price Per Share | (per share)													$ 1.004	TWD 30
Stock Options 2012 Plan [Member] | One And Half Years After Grant Date [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share Based Compensation Arrangement By Share Based Payment Award Vesting Percentage													50.00%
Stock Options 2012 Plan [Member] | Three Years After Grant Date [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share Based Compensation Arrangement By Share Based Payment Award Vesting Percentage													50.00%
Stock Options 2012 Plan [Member] | Imaging Cayman [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (years)							3 years 1 month 15 days
Stock Options 2013 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized											430,000	430,000
Stock Option Exercise Price Per Share | (per share)											$ 1	TWD 30
Stock Options 2013 Plan [Member] | Half Years After Grant Date [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share Based Compensation Arrangement By Share Based Payment Award Vesting Percentage											50.00%
Stock Options 2013 Plan [Member] | Two Years After Grant Date [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share Based Compensation Arrangement By Share Based Payment Award Vesting Percentage											50.00%
Stock Options 2013 Plan [Member] | Imaging Cayman [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (years)							2 years 1 month 15 days
Stock Options 2015 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized	2,528,000	2,528,000
Stock Option Exercise Price Per Share | (per share)	$ 1.986	TWD 65
Share-based Compensation Arrangement by Share-based Payment Award Accelerated Compensation Cost | $							$ 307,000		$ 77,000
Stock Options 2015 Plan [Member] | One And Half Years After Grant Date [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share Based Compensation Arrangement By Share Based Payment Award Vesting Percentage							50.00%
Stock Options 2015 Plan [Member] | Three Years After Grant Date [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share Based Compensation Arrangement By Share Based Payment Award Vesting Percentage							50.00%
Stock Options 2015 Plan [Member] | ROC Central Government Bond [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (years)							5 years		2 years
Stock Options 2016 Plan [Member] | One And Half Years After Grant Date [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share Based Compensation Arrangement By Share Based Payment Award Vesting Percentage							50.00%
Stock Options 2016 Plan [Member] | Three Years After Grant Date [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share Based Compensation Arrangement By Share Based Payment Award Vesting Percentage							50.00%
Stock Options 2016 Plan [Member] | Imaging Cayman [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized							1,760,000	1,760,000
Expected term (years)							3 years 1 month 15 days
Stock Option Exercise Price Per Share | (per share)							$ 0.9139	TWD 30
Stock Options 2016 Plan [Member] | Imaging Taiwan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized							2,040,000	2,040,000
Expected term (years)							3 years 1 month 15 days
Stock Option Exercise Price Per Share | (per share)							$ 0.9139	TWD 30
Restricted Stock Units (Rsus) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-Based Compensation Arrangement By Share-Based Payment Award, Equity Instruments Other Than Options, Grants In Period							1,208,785		597,596	1,219,791	867,771		5,522,279		2,727,278
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Total Fair Value | $							$ 9,223,000		$ 4,456,000	$ 9,337,000	$ 7,833,000		$ 6,286,000		$ 2,873,000
Market Price Per Share Of American Depositary Shares Underlying Restricted Stock Units Granted | $ / shares							$ 8.30		$ 7.92	$ 9.27	$ 10.15		$ 1.95		$ 1.10
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Share-based Awards Other than Options | $							$ 1,180,000	TWD 1,180,000
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Period for Recognition							1 year 11 months 5 days
Share-Based Compensation Arrangement By Share-Based Payment Award, Equity Instruments Other Than Options, Nonvested, Number							182,488	182,488	204,007	964,006	1,511,223	1,511,223
Allocated Share-based Compensation Expense | $							$ 10,102,000		$ 6,197,000	$ 11,266,000
Restricted Stock Units (Rsus) [Member] | Long-term Incentive Plan grants 1 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share Based Compensation Arrangement By Share Based Payment Award Vesting Percentage										0.88%	0.88%		0.88%		97.36%
Restricted Stock Units (Rsus) [Member] | Long-term Incentive Plan grants 2 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share Based Compensation Arrangement By Share Based Payment Award Vesting Percentage									13.88%	13.88%	13.88%		58.36%
Restricted Stock Units (Rsus) [Member] | Long-term Incentive Plan grants 3 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share Based Compensation Arrangement By Share Based Payment Award Vesting Percentage							3.70%		3.70%	3.70%	88.90%
Restricted Stock Units (Rsus) [Member] | Long-term Incentive Plan grants 4 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share Based Compensation Arrangement By Share Based Payment Award Vesting Percentage							5.81%		5.81%	82.57%
Restricted Stock Units (Rsus) [Member] | Long-term Incentive Plan grants 4 [Member] | Scenario, Forecast [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share Based Compensation Arrangement By Share Based Payment Award Vesting Percentage						5.81%
Restricted Stock Units (Rsus) [Member] | Long-term Incentive Plan grants 5 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share Based Compensation Arrangement By Share Based Payment Award Vesting Percentage							1.95%		94.15%
Restricted Stock Units (Rsus) [Member] | Long-term Incentive Plan grants 5 [Member] | Scenario, Forecast [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share Based Compensation Arrangement By Share Based Payment Award Vesting Percentage					1.95%	1.95%
Restricted Stock Units (Rsus) [Member] | Long-term Incentive Plan grants 6 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share Based Compensation Arrangement By Share Based Payment Award Vesting Percentage							91.93%
Restricted Stock Units (Rsus) [Member] | Long-term Incentive Plan grants 6 [Member] | Scenario, Forecast [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share Based Compensation Arrangement By Share Based Payment Award Vesting Percentage				2.69%	2.69%	2.69%